Prepayments and other current assets	12 Months Ended
Mar. 31, 2019
Prepayments and other current assets
Prepayments and other current assets

5.Prepayments and other current assets

Prepayments and other current assets consisted of the followings:

As of March 31
2019
Prepaid service fees	$900,968
Others	1,843
Total	$902,811

Prepaid service fees consist of prepayment of telecommunications service fee and resource usage fee to colleges and universities in order to access the online course resources of these institutions. The prepayments are generally short-term in nature and are amortized over the related service period.